Quarterly Holdings Report
for

Fidelity Freedom® 2005 Fund

June 30, 2019

F05-QTLY-0819
1.818352.114

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.32% 8/29/19 to 9/26/19 (a)
(Cost $378,349)	380,000	378,427
	Shares	Value

Domestic Equity Funds - 15.9%
Fidelity Series All-Sector Equity Fund (b)	513,895	$5,154,368
Fidelity Series Blue Chip Growth Fund (b)	592,860	9,035,183
Fidelity Series Commodity Strategy Fund (b)	5,936,681	27,961,768
Fidelity Series Growth Company Fund (b)	1,054,785	18,279,427
Fidelity Series Intrinsic Opportunities Fund (b)	1,334,819	21,917,731
Fidelity Series Large Cap Stock Fund (b)	1,296,126	19,415,973
Fidelity Series Large Cap Value Index Fund (b)	428,368	5,521,658
Fidelity Series Opportunistic Insights Fund (b)	539,951	9,994,484
Fidelity Series Small Cap Discovery Fund (b)	236,902	2,624,869
Fidelity Series Small Cap Opportunities Fund (b)	581,081	8,100,264
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,214,116	14,945,769
Fidelity Series Value Discovery Fund (b)	826,694	10,614,749
TOTAL DOMESTIC EQUITY FUNDS
(Cost $121,012,121)		153,566,243

International Equity Funds - 12.0%
Fidelity Series Canada Fund (b)	308,035	3,363,743
Fidelity Series Emerging Markets Fund (b)	460,273	4,423,228
Fidelity Series Emerging Markets Opportunities Fund (b)	2,091,974	39,935,782
Fidelity Series International Growth Fund (b)	1,882,777	30,651,610
Fidelity Series International Small Cap Fund (b)	430,378	6,985,038
Fidelity Series International Value Fund (b)	3,114,019	29,988,003
Fidelity Series Overseas Fund (b)	52,197	524,054
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $92,650,018)		115,871,458

Bond Funds - 52.7%
Fidelity Series Emerging Markets Debt Fund (b)	733,417	7,136,150
Fidelity Series Floating Rate High Income Fund (b)	180,229	1,676,128
Fidelity Series High Income Fund (b)	743,194	7,075,204
Fidelity Series Inflation-Protected Bond Index Fund (b)	11,157,698	111,688,562
Fidelity Series International Credit Fund (b)	53,966	549,918
Fidelity Series Investment Grade Bond Fund (b)	29,352,088	335,494,369
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,373,314	40,715,553
Fidelity Series Real Estate Income Fund (b)	431,966	4,790,506
TOTAL BOND FUNDS
(Cost $501,286,921)		509,126,390

Short-Term Funds - 19.4%
Fidelity Cash Central Fund 2.42% (c)	3,468,187	3,468,881
Fidelity Series Government Money Market Fund 2.44% (b)(d)	149,292,200	149,292,200
Fidelity Series Short-Term Credit Fund (b)	3,512,149	35,297,095
TOTAL SHORT-TERM FUNDS
(Cost $187,787,929)		188,058,176
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $903,115,338)		967,000,694
NET OTHER ASSETS (LIABILITIES) - 0.0%		(281,606)
NET ASSETS - 100%		$966,719,088

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	20	Sept. 2019	$1,923,300	$39,575	$39,575
Sold
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2	Sept. 2019	105,340	(4,614)	(4,614)
TOTAL FUTURES CONTRACTS					$34,961

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.0%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $378,427.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,470
Total	$20,470

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$5,167,025	$77,652	$303,317	$--	$(25,566)	$238,574	$5,154,368
Fidelity Series Blue Chip Growth Fund	10,714,747	140,345	2,157,145	--	465,102	(127,866)	9,035,183
Fidelity Series Canada Fund	2,942,173	344,494	110,452	--	561	186,967	3,363,743
Fidelity Series Commodity Strategy Fund	22,210,604	6,973,253	895,531	--	(87,614)	(238,944)	27,961,768
Fidelity Series Emerging Markets Debt Fund	7,076,150	205,662	248,680	105,904	(1,677)	104,695	7,136,150
Fidelity Series Emerging Markets Fund	4,370,696	264,039	132,557	--	(89)	(78,861)	4,423,228
Fidelity Series Emerging Markets Opportunities Fund	40,831,027	559,241	2,673,698	--	157,091	1,062,121	39,935,782
Fidelity Series Floating Rate High Income Fund	1,677,604	46,437	53,288	25,061	(1,231)	6,606	1,676,128
Fidelity Series Government Money Market Fund 2.44%	142,976,866	11,233,394	4,918,060	876,305	--	--	149,292,200
Fidelity Series Growth Company Fund	19,862,990	283,991	2,365,676	--	519,520	(21,398)	18,279,427
Fidelity Series High Income Fund	8,434,501	190,334	1,644,437	112,683	(76,967)	171,773	7,075,204
Fidelity Series Inflation-Protected Bond Index Fund	108,580,484	4,064,034	3,490,278	112,768	(34,520)	2,568,842	111,688,562
Fidelity Series International Credit Fund	530,111	3,591	--	3,591	--	12,905	549,918
Fidelity Series International Growth Fund	29,240,204	435,478	1,095,335	--	91,087	1,980,176	30,651,610
Fidelity Series International Small Cap Fund	6,883,875	105,178	311,343	--	20,321	287,007	6,985,038
Fidelity Series International Value Fund	29,262,318	774,522	1,095,335	--	(37,948)	1,084,446	29,988,003
Fidelity Series Intrinsic Opportunities Fund	24,327,265	350,699	2,727,831	--	324,502	(356,904)	21,917,731
Fidelity Series Investment Grade Bond Fund	329,002,771	10,973,787	11,813,967	2,626,377	(42,521)	7,374,299	335,494,369
Fidelity Series Large Cap Stock Fund	21,133,601	445,739	2,654,907	142,720	380,419	111,121	19,415,973
Fidelity Series Large Cap Value Index Fund	6,166,714	84,778	956,147	--	134,414	91,899	5,521,658
Fidelity Series Long-Term Treasury Bond Index Fund	45,403,111	918,586	7,815,589	311,507	328,132	1,881,313	40,715,553
Fidelity Series Opportunistic Insights Fund	10,857,111	153,168	1,643,609	--	550,554	77,260	9,994,484
Fidelity Series Overseas Fund	--	522,767	--	--	--	1,287	524,054
Fidelity Series Real Estate Income Fund	4,744,981	134,651	166,998	67,655	(293)	78,165	4,790,506
Fidelity Series Short-Term Credit Fund	35,315,067	1,038,732	1,336,880	243,182	(749)	280,925	35,297,095
Fidelity Series Small Cap Discovery Fund	3,063,684	100,877	553,086	59,529	66,753	(53,359)	2,624,869
Fidelity Series Small Cap Opportunities Fund	8,926,958	125,837	1,263,172	--	49,564	261,077	8,100,264
Fidelity Series Stock Selector Large Cap Value Fund	16,188,284	231,012	2,167,694	--	331,264	362,903	14,945,769
Fidelity Series Value Discovery Fund	11,572,732	163,594	1,442,087	--	158,378	162,132	10,614,749
Total	$957,463,654	$40,945,872	$56,037,099	$4,687,282	$3,268,487	$17,509,161	$963,153,386

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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